Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Sales	$ 6,578		$ 7,126		$ 7,234
Outsourcing, service and rentals	15,215		14,868		13,739
Finance income	597	[1]	632	[1]	660	[1]
Total Revenues	22,390	[1]	22,626	[1]	21,633	[1]
Costs and Expenses
Cost of sales	4,362		4,697		4,741
Cost of outsourcing, service and rentals	10,802		10,269		9,195
Equipment financing interest	198		231		246
Research, development and engineering expenses	655		721		781
Selling, administrative and general expenses	4,288		4,497		4,594
Restructuring and asset impairment charges	153		33		483
Acquisition-related costs	0		0		77
Amortization of Intangible assets	328		398		312
Curtailment gain	0		107		0
Other expenses, net	256		322		389
Total Costs and Expenses	21,042		21,061		20,818
Income Before Income Taxes and Equity Income	1,348		1,565		815
Income tax expense	277		386		256
Equity in net income of unconsolidated affiliates	152	[1]	149	[1]	78	[1]
Net Income	1,223		1,328		637
Less: Net income attributable to noncontrolling interests	28		33		31
Net Income Attributable to Xerox	$ 1,195		$ 1,295		$ 606
Basic Earnings per Share (in dollars per share)	$ 0.90		$ 0.92		$ 0.44
Diluted Earnings per Share (in dollars per share)	$ 0.88		$ 0.90		$ 0.43

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.